SUBSEQUENT EVENTS (Details Narrative) - Steve Gorlin	1 Months Ended
Jan. 25, 2016 USD ($) $ / shares shares
Promisory note coverted to common shares	571,429
Purchase of common stock	571,429
Exercise price | $ / shares	$ 1.75
Extinguishment of debt | $	$ 1,000,000